 As filed with the Securities and Exchange Commission on  August 19, 2013

Securities Act No. 33-44964

 Investment Company Act File No. 811-06526

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 147	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 149	☒

THE BOSTON TRUST & WALDEN FUNDS

(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road, Columbus, Ohio 43219

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (614) 470-8000

Michael V. Wible

Thompson Hine LLP

41 S. High Street,

Suite 1700 Columbus, Ohio 43215

(Address of Agent for Service)

With Copies to:

Jennifer Hankins

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (August 1, 2013) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ on 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston in the Commonwealth of Massachusetts on the 19th day of August, 2013.

THE BOSTON TRUST & WALDEN FUNDS

By:	/s/ Lucia Santini
Lucia Santini
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Diane E. Armstrong	Trustee	August 19, 2013
Diane E. Armstrong*

/s/ Michael M. Van Buskirk	Trustee	August 19, 2013
Michael M. Van Buskirk*

/s/ James H. Woodward	Trustee	August 19, 2013
James H. Woodward*

/s/ Lucia B. Santini	Trustee and President Principal Executive Officer	August 19, 2013
Lucia B. Santini

/s/ Heidi Soumerai	Trustee	August 19, 2013
Heidi Soumerai

/s/ Jennifer Ellis	Treasurer Principal Financial and Accounting Officer	August 19, 2013
Jennifer Ellis*

By:	/s/ Michael V. Wible
Michael V. Wible, as attorney-in-fact

*              Pursuant to power of attorney

C-6

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase